Basic and Diluted Net Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Basic and Diluted Net Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Earnings Per Share
	Year ended December 31,
	2024	2023	2022
Numerator (thousands):

Net income attributed to Sapiens’ shareholders	$72,179	$62,444	$52,595

Denominator:

Denominator for basic earnings per share - weighted average number of common shares, net of treasury stock	55,820,853	55,372,435	55,116,832
Stock options and RSU	333,495	348,725	453,661

Denominator for diluted net earnings per share - adjusted weighted average number of shares	56,154,348	55,721,160	55,570,493